UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Trend

Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Actual	.78%	$ 1,000.00	$ 1,029.80	$ 3.93
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.0	6.2
Facebook, Inc. Class A	3.5	2.5
Visa, Inc. Class A	3.2	3.3
Amazon.com, Inc.	3.0	1.3
Google, Inc. Class C	2.2	1.9
Google, Inc. Class A	2.1	1.8
Home Depot, Inc.	2.1	2.3
Salesforce.com, Inc.	2.1	1.2
Allergan PLC	1.8	2.1
Gilead Sciences, Inc.	1.6	1.5
	28.6
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.2	29.9
Health Care	20.7	18.3
Consumer Discretionary	19.5	20.2
Industrials	8.6	10.2
Consumer Staples	8.0	8.1
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 99.2%		Stocks 99.3%
	Convertible Securities 0.7%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.0%
* Foreign investments	13.2%	** Foreign investments	11.8%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 0.7%
Delphi Automotive PLC	119,900	$ 10,202
Automobiles - 1.1%
Tesla Motors, Inc. (a)	60,000	16,096
Diversified Consumer Services - 1.0%
2U, Inc. (a)(d)	290,135	9,339
ServiceMaster Global Holdings, Inc.	144,400	5,223
		14,562
Hotels, Restaurants & Leisure - 2.3%
Buffalo Wild Wings, Inc. (a)	20,000	3,134
Chipotle Mexican Grill, Inc. (a)	4,200	2,541
Hilton Worldwide Holdings, Inc. (a)	174,100	4,796
Las Vegas Sands Corp.	60,200	3,165
McDonald's Corp.	42,500	4,040
Starbucks Corp.	324,170	17,380
		35,056
Household Durables - 0.2%
GoPro, Inc. Class A	5,000	264
Jarden Corp. (a)	50,500	2,613
		2,877
Internet & Catalog Retail - 4.2%
Amazon.com, Inc. (a)	101,583	44,096
Ctrip.com International Ltd. sponsored ADR (a)	51,500	3,740
Netflix, Inc. (a)	7,500	4,927
Priceline Group, Inc. (a)	8,590	9,890
		62,653
Media - 3.8%
Comcast Corp. Class A	110,201	6,627
Naspers Ltd. Class N	42,200	6,573
The Walt Disney Co.	207,800	23,718
Time Warner Cable, Inc.	36,800	6,557
Time Warner, Inc.	150,600	13,164
		56,639
Multiline Retail - 0.2%
Burlington Stores, Inc. (a)	55,900	2,862
Specialty Retail - 4.4%
AutoZone, Inc. (a)	14,350	9,570
Home Depot, Inc.	281,019	31,230
Inditex SA	94,520	3,072
L Brands, Inc.	108,200	9,276
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Restoration Hardware Holdings, Inc. (a)(d)	75,900	$ 7,410
TJX Companies, Inc.	70,100	4,639
		65,197
Textiles, Apparel & Luxury Goods - 1.6%
Michael Kors Holdings Ltd. (a)	5,063	213
NIKE, Inc. Class B	98,086	10,595
PVH Corp.	25,400	2,926
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	84,100	7,017
VF Corp.	46,532	3,245
		23,996
TOTAL CONSUMER DISCRETIONARY		290,140
CONSUMER STAPLES - 8.0%
Beverages - 2.5%
Constellation Brands, Inc. Class A (sub. vtg.)	42,100	4,884
Monster Beverage Corp. (a)	123,002	16,485
The Coca-Cola Co.	423,648	16,620
		37,989
Food & Staples Retailing - 2.4%
CVS Health Corp.	210,200	22,046
Kroger Co.	43,618	3,163
Sprouts Farmers Market LLC (a)	373,300	10,072
		35,281
Food Products - 2.5%
Associated British Foods PLC	203,600	9,185
Keurig Green Mountain, Inc.	200,504	15,365
Mead Johnson Nutrition Co. Class A	106,129	9,575
WhiteWave Foods Co. (a)	53,919	2,636
		36,761
Household Products - 0.1%
Energizer Holdings, Inc.	8,800	1,158
Tobacco - 0.5%
Imperial Tobacco Group PLC	158,234	7,625
TOTAL CONSUMER STAPLES		118,814
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 0.4%
Energy Equipment & Services - 0.2%
Oceaneering International, Inc.	65,600	$ 3,056
Oil, Gas & Consumable Fuels - 0.2%
Cabot Oil & Gas Corp.	88,518	2,792
TOTAL ENERGY		5,848
FINANCIALS - 7.4%
Banks - 2.3%
Bank of America Corp.	877,628	14,937
JPMorgan Chase & Co.	179,100	12,136
Regions Financial Corp.	655,600	6,792
		33,865
Capital Markets - 3.7%
BlackRock, Inc. Class A	6,500	2,249
Charles Schwab Corp.	378,000	12,342
Huatai Securities Co. Ltd. (a)	478,285	1,351
Morgan Stanley	193,300	7,498
Northern Trust Corp.	53,400	4,083
Schroders PLC	228,000	11,378
The Blackstone Group LP	406,200	16,601
		55,502
Consumer Finance - 1.1%
Capital One Financial Corp.	176,800	15,553
Diversified Financial Services - 0.3%
Moody's Corp.	38,800	4,189
TOTAL FINANCIALS		109,109
HEALTH CARE - 20.7%
Biotechnology - 7.1%
Alexion Pharmaceuticals, Inc. (a)	16,900	3,055
Amgen, Inc.	59,556	9,143
Biogen, Inc. (a)	59,145	23,891
BioMarin Pharmaceutical, Inc. (a)	31,500	4,309
bluebird bio, Inc. (a)	2,200	370
Celgene Corp. (a)	152,900	17,696
Coherus BioSciences, Inc. (d)	90,249	2,608
Gilead Sciences, Inc.	209,690	24,551
Intercept Pharmaceuticals, Inc. (a)	22,200	5,359
Isis Pharmaceuticals, Inc. (a)	3,000	173
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Receptos, Inc. (a)	12,200	$ 2,319
Vertex Pharmaceuticals, Inc. (a)	100,400	12,397
		105,871
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	931,310	16,484
Medtronic PLC	258,801	19,177
		35,661
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	73,500	6,148
Cigna Corp.	43,700	7,079
DaVita HealthCare Partners, Inc. (a)	64,166	5,099
Express Scripts Holding Co. (a)	10,800	961
McKesson Corp.	34,765	7,816
Teladoc, Inc.	3,600	68
UnitedHealth Group, Inc.	79,200	9,662
		36,833
Health Care Technology - 0.0%
athenahealth, Inc. (a)	3,472	398
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	91,800	3,542
Illumina, Inc. (a)	12,018	2,624
		6,166
Pharmaceuticals - 8.3%
AbbVie, Inc.	200,400	13,465
Allergan PLC (a)	85,775	26,029
Bristol-Myers Squibb Co.	314,259	20,911
Eli Lilly & Co.	212,500	17,742
Jazz Pharmaceuticals PLC (a)	86,200	15,177
Mylan N.V.	53,300	3,617
Ocular Therapeutix, Inc.	362,822	7,630
Sinclair Pharma PLC (a)	1,916,463	1,204
Teva Pharmaceutical Industries Ltd. sponsored ADR	280,600	16,583
		122,358
TOTAL HEALTH CARE		307,287
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.3%
General Dynamics Corp.	52,100	$ 7,382
The Boeing Co.	83,402	11,570
		18,952
Air Freight & Logistics - 2.0%
FedEx Corp.	57,300	9,764
Hub Group, Inc. Class A (a)	128,695	5,192
United Parcel Service, Inc. Class B	157,199	15,234
		30,190
Airlines - 0.2%
American Airlines Group, Inc.	71,540	2,857
Building Products - 0.7%
A.O. Smith Corp.	79,604	5,730
Caesarstone Sdot-Yam Ltd.	69,853	4,788
		10,518
Electrical Equipment - 1.1%
Babcock & Wilcox Co.	402,389	13,198
BWX Technologies, Inc. (a)	35,800	838
Eaton Corp. PLC	39,400	2,659
		16,695
Industrial Conglomerates - 1.0%
General Electric Co.	554,900	14,744
Machinery - 1.2%
Deere & Co.	67,300	6,531
KUKA AG (a)	36,000	2,999
Manitowoc Co., Inc.	190,000	3,724
Rational AG	3,000	1,102
Rexnord Corp. (a)	144,500	3,455
		17,811
Professional Services - 0.1%
WageWorks, Inc. (a)	15,000	607
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	187,874	15,423
TOTAL INDUSTRIALS		127,797
INFORMATION TECHNOLOGY - 30.5%
Communications Equipment - 0.5%
QUALCOMM, Inc.	108,461	6,793
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	118,500	$ 6,869
Fitbit, Inc.	42,600	1,629
		8,498
Internet Software & Services - 10.6%
Alibaba Group Holding Ltd. sponsored ADR	182,900	15,047
Criteo SA sponsored ADR (a)	1,183	56
eBay, Inc. (a)	48,000	2,892
Facebook, Inc. Class A (a)	613,265	52,597
GoDaddy, Inc. (a)	69,600	1,962
Google, Inc.:
Class A (a)	57,885	31,260
Class C	63,329	32,963
GrubHub, Inc. (a)	30,500	1,039
HomeAway, Inc. (a)	32,500	1,011
JUST EAT Ltd. (a)	684,659	4,376
LinkedIn Corp. Class A (a)	9,200	1,901
Twitter, Inc. (a)	346,500	12,550
		157,654
IT Services - 5.7%
Alliance Data Systems Corp. (a)	18,400	5,372
Cognizant Technology Solutions Corp. Class A (a)	240,500	14,692
Global Payments, Inc.	48,700	5,038
MasterCard, Inc. Class A	49,700	4,646
Optimal Payments PLC (a)	1,968,066	7,244
Visa, Inc. Class A	714,964	48,010
		85,002
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	30,000	1,536
Analog Devices, Inc.	113,700	7,298
Avago Technologies Ltd.	14,700	1,954
Broadcom Corp. Class A	40,600	2,090
Marvell Technology Group Ltd.	294,500	3,883
Micron Technology, Inc. (a)	39,500	744
NXP Semiconductors NV (a)	100,200	9,840
		27,345
Software - 4.3%
Adobe Systems, Inc. (a)	180,300	14,606
Autodesk, Inc. (a)	65,000	3,255
Intuit, Inc.	53,000	5,341
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	101,374	$ 4,085
Salesforce.com, Inc. (a)	448,370	31,220
Tableau Software, Inc. (a)	28,300	3,263
Workday, Inc. Class A (a)	28,000	2,139
		63,909
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	830,775	104,201
TOTAL INFORMATION TECHNOLOGY		453,402
MATERIALS - 3.9%
Chemicals - 3.1%
CF Industries Holdings, Inc.	324,500	20,859
E.I. du Pont de Nemours & Co.	93,100	5,954
Monsanto Co.	124,067	13,224
Syngenta AG (Switzerland)	14,225	5,804
		45,841
Containers & Packaging - 0.8%
MeadWestvaco Corp.	261,400	12,335
TOTAL MATERIALS		58,176
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	89,000	3,451
TOTAL COMMON STOCKS (Cost $1,159,911)		1,474,024
Convertible Preferred Stocks - 0.7%

INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (e)	288,144	9,600
Software - 0.0%
Cloudflare, Inc. Series D (e)	56,846	400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,824)		10,000
Money Market Funds - 0.2%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c) (Cost $2,345)	2,345,025	$ 2,345
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,167,080)		1,486,369
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,215)
NET ASSETS - 100%		$ 1,485,154
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$ 355
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 4,470
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	32
Total	$ 34
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 290,140	$ 290,140	$ -	$ -
Consumer Staples	118,814	118,814	-	-
Energy	5,848	5,848	-	-
Financials	109,109	109,109	-	-
Health Care	307,287	307,287	-	-
Industrials	127,797	127,797	-	-
Information Technology	463,402	453,402	-	10,000
Materials	58,176	52,372	5,804	-
Telecommunication Services	3,451	3,451	-	-
Money Market Funds	2,345	2,345	-	-
Total Investments in Securities:	$ 1,486,369	$ 1,470,565	$ 5,804	$ 10,000
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.8%
Ireland	4.3%
United Kingdom	2.3%
Israel	1.4%
Cayman Islands	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,347) - See accompanying schedule: Unaffiliated issuers (cost $1,164,735)	$ 1,484,024
Fidelity Central Funds (cost $2,345)	2,345
Total Investments (cost $1,167,080)		$ 1,486,369
Receivable for investments sold		81,808
Receivable for fund shares sold		494
Dividends receivable		971
Distributions receivable from Fidelity Central Funds		5
Other receivables		94
Total assets		1,569,741

Liabilities
Payable to custodian bank	$ 108
Payable for investments purchased	80,185
Payable for fund shares redeemed	909
Accrued management fee	740
Other affiliated payables	231
Other payables and accrued expenses	69
Collateral on securities loaned, at value	2,345
Total liabilities		84,587

Net Assets		$ 1,485,154
Net Assets consist of:
Paid in capital		$ 1,092,986
Undistributed net investment income		13,994
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,891
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		319,283
Net Assets, for 17,073 shares outstanding		$ 1,485,154
Net Asset Value, offering price and redemption price per share ($1,485,154 ÷ 17,073 shares)		$ 86.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 15,717
Special dividends		4,111
Income from Fidelity Central Funds		34
Total income		19,862

Expenses
Management fee
Basic fee	$ 4,127
Performance adjustment	329
Transfer agent fees	1,123
Accounting and security lending fees	237
Custodian fees and expenses	32
Independent trustees' compensation	3
Registration fees	29
Audit	29
Legal	2
Miscellaneous	6
Total expenses before reductions	5,917
Expense reductions	(70)	5,847
Net investment income (loss)		14,015
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,520
Foreign currency transactions	(28)
Total net realized gain (loss)		67,492
Change in net unrealized appreciation (depreciation) on: Investment securities	(37,668)
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(37,670)
Net gain (loss)		29,822
Net increase (decrease) in net assets resulting from operations		$ 43,837

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,015	$ 12,898
Net realized gain (loss)	67,492	164,505
Change in net unrealized appreciation (depreciation)	(37,670)	(9,397)
Net increase (decrease) in net assets resulting from operations	43,837	168,006
Distributions to shareholders from net investment income	-	(11,841)
Distributions to shareholders from net realized gain	(20,157)	(170,517)
Total distributions	(20,157)	(182,358)
Share transactions
Proceeds from sales of shares	68,669	106,365
Reinvestment of distributions	18,567	166,626
Cost of shares redeemed	(95,649)	(187,511)
Net increase (decrease) in net assets resulting from share transactions	(8,413)	85,480
Total increase (decrease) in net assets	15,267	71,128

Net Assets
Beginning of period	1,469,887	1,398,759
End of period (including undistributed net investment income of $13,994 and distributions in excess of net investment income of $21, respectively)	$ 1,485,154	$ 1,469,887
Other Information Shares
Sold	786	1,203
Issued in reinvestment of distributions	220	1,941
Redeemed	(1,094)	(2,131)
Net increase (decrease)	(88)	1,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 85.65	$ 86.62	$ 73.56	$ 66.87	$ 67.38	$ 56.25
Income from Investment Operations
Net investment income (loss) D	.81K	.80G	.48	.49	(.01)	.02
Net realized and unrealized gain (loss)	1.71	9.85	24.88	11.98	(.50)	11.14
Total from investment operations	2.52	10.65	25.36	12.47	(.51)	11.16
Distributions from net investment income	-	(.76)	(.45) H	(.48) H	-	(.03)
Distributions from net realized gain	(1.18)	(10.86)	(11.85) H	(5.29)H	-	-
Total distributions	(1.18)	(11.62)	(12.30)	(5.78) J	-	(.03)
Net asset value, end of period	$ 86.99	$ 85.65	$ 86.62	$ 73.56	$ 66.87	$ 67.38
Total Return B, C	2.98%	12.52%	34.92%	18.64%	(.76)%	19.84%
Ratios to Average Net Assets E, I
Expenses before reductions	.79% A	.75%	.78%	.89%	.90%	.83%
Expenses net of fee waivers, if any	.78% A	.75%	.78%	.89%	.90%	.83%
Expenses net of all reductions	.78% A	.75%	.78%	.87%	.89%	.83%
Net investment income (loss)	1.86% A,K	.91% G	.57%	.65%	(.01)%	.03%
Supplemental Data
Net assets, end of period (in millions)	$ 1,485	$ 1,470	$ 1,399	$ 1,130	$ 1,028	$ 1,045
Portfolio turnover rate F	152% A	159%	152%	171%	82%	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.36 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JTotal distributions of $5.78 per share is comprised of distributions from net investment income of $.482 and distributions from net realized gain of $5.293 per share. K Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.32%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 357,463
Gross unrealized depreciation	(45,208)
Net unrealized appreciation (depreciation) on securities	$ 312,255

Tax cost	$ 1,174,114

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,134,667 and $1,147,444, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,108.35%		$ -*

* Amount represents fifty-nine dollars

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $32, including one hundred and sixty-one dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $38 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by fifty-four dollars.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses during the period in the amount of $32.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TRE-USAN-0815
1.787792.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 24, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 24, 2015